Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions			6 Months Ended	12 Months Ended
	Dec. 07, 2025	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Pension reserve balance					€ 70
Payments for transactions with previous owner		€ 3,162	€ 3,162	€ 3,162
Proceeds from inventory subsidy receipt				905
Payments for working capital subsidy from transactions				€ 300
Number of shares issued	612,245,455
Nominal value per share	€ 3.5		€ 3.5	€ 3.5
Issue of shares	€ 7,941
Share Premium
Issue of shares	€ 5,798